Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
New Accounting Standards and Interpretations not yet mandatory or early adopted

New Accounting Standards and Interpretations not yet mandatory or early adopted

IFRS 18, “Presentation and Disclosure in Financial Statements”

In April 2024, the IASB issued IFRS 18, “Presentation and Disclosure in Financial statements”, a comprehensive new accounting standard which replaces existing IAS 1, “Presentation of Financial Statements”, carrying forward many of the requirements in IAS 1 unchanged and complementing them with new requirements. New requirements of IFRS 18 include mandates to:

-	present specified categories and defined subtotals in the statement of profit or loss and other comprehensive loss;
-	provide disclosures on management-defined performance measures (MPMs) in the notes to the consolidated financial statements; and
-	improve aggregation and disaggregation of information in the consolidated financial statements.

This standard is effective for annual reporting periods beginning on or after January 1, 2027. Earlier application is permitted but will need to be disclosed. The Company is currently assessing the impact of adopting IFRS 18 on the consolidated financial statements.

Other than the above IFRS 18, International Financial Reporting Standards and Interpretations that have recently been issued or amended but are not yet mandatory, have not been early adopted by the consolidated entity for the half-year ended June 30, 2024.

Liquidity

Liquidity

These unaudited interim condensed consolidated financial statements have been prepared on the assumption that the Company will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. As of June 30, 2024, the Company has not achieved positive cash flow from operations and incurred a net loss of $1,653,875 for the period ended June 30, 2024, and generated $24,034,919 of accumulated losses since inception. The Company estimates that it has adequate financial resources for the foreseeable future based on its current cash and trade receivable balances and its ongoing operations. Until the Company can generate significant recurring revenues, profit and cash flow provided by operating activity it expects to satisfy future cash needs through debt or equity financing as well as governmental grants. In the event that the Company requires additional financing, it may not be able to raise such financing on terms acceptable to it or at all.